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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21260

CM Advisors Family of Funds

(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LCC 225      Pictoria Drive, Suite 450      Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:    (512) 329-0050

Date of fiscal year end:      February 28, 2015

Date of reporting period:    August 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

CM Advisors Family of Funds
Semi-Annual Report 2014

CM Advisors Fund

CM Advisors Small Cap Value Fund

CM Advisors Fixed Income Fund

August 31, 2014
(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the CM Advisors Family of Funds (the "Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

CM Advisors Fund
Supplementary Portfolio Information
August 31, 2014 (Unaudited)

Asset and Sector Allocation
(% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Berkshire Hathaway, Inc. - Class B	3.8%
Wells Fargo & Company	3.6%
Jacobs Engineering Group, Inc.	3.5%
Orion Marine Group, Inc.	2.9%
Corning, Inc.	2.8%
POSCO - ADR	2.6%
Markel Corporation	2.2%
Cisco Systems, Inc.	2.1%
Layne Christensen Company	2.1%
McDermott International, Inc.	2.0%

CM Advisors Small Cap Value Fund
Supplementary Portfolio Information
August 31, 2014 (Unaudited)

Asset and Sector Allocation*
(% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Hallador Energy Company	3.1%
Synalloy Corporation	2.8%
Orion Marine Group, Inc.	2.7%
Astec Industries, Inc.	2.6%
McDermott International, Inc.	2.6%
Enstar Group Ltd.	2.5%
Dynamic Materials Corporation	2.4%
Insteel Industries, Inc.	2.4%
Layne Christensen Company	2.3%
Houston Wire & Cable Company	2.2%

CM Advisors Fixed Income Fund
Supplementary Portfolio Information
August 31, 2014 (Unaudited)

Asset and Sector Allocation*
(% of Net Assets)

Top 10 Long-Term Holdings

Security Description	% of Net Assets
U.S. Treasury Notes, 2.50%, due 04/30/15	8.1%
U.S. Treasury Notes, 0.75%, due 12/31/17	7.8%
U.S. Treasury Notes, 2.75%, due 11/15/23	5.1%
U.S. Treasury Notes, 2.375%, due 12/31/20	5.1%
U.S. Treasury Notes, 2.00%, due 07/31/20	4.8%
U.S. Treasury Notes, 4.625%, due 02/15/17	4.3%
U.S. Treasury Notes, 0.375%, due 01/15/16	4.0%
Great Lakes Dredge & Dock Company, 7.375%, due 02/01/19	1.4%
Alcoa, Inc., 5.87%, due 02/23/22	1.1%
Rowan Companies, Inc., 7.875%, due 08/01/19	0.9%

CM Advisors Fund
Schedule of Investments
August 31, 2014 (Unaudited)

COMMON STOCKS — 85.8%	Shares	Value
Consumer Discretionary — 1.3%
Auto Components — 0.0% (a)
Superior Industries International, Inc.	1,690	$32,871

Household Durables — 0.9%
UCP, Inc. - Class A *	89,955	1,146,926

Media — 0.3%
Comcast Corporation - Class A Special	6,450	352,170
Reading International, Inc. - Class A *	12,000	103,680
		455,850
Multiline Retail — 0.1%
Target Corporation	1,190	71,483

Consumer Staples — 0.9%
Food & Staples Retailing — 0.1%
Tesco plc - ADR	9,710	112,345

Food Products — 0.8%
Post Holdings, Inc. *	29,750	1,099,857

Energy — 16.4%
Energy Equipment & Services — 13.0%
Atwood Oceanics, Inc. *	26,085	1,288,860
Dawson Geophysical Company	39,180	886,252
Diamond Offshore Drilling, Inc.	52,885	2,323,767
Ensco plc - Class A	28,310	1,429,089
Era Group, Inc. *	65,135	1,668,107
Halliburton Company	32,935	2,226,735
Key Energy Services, Inc. *	223,800	1,409,940
McDermott International, Inc. *	385,825	2,777,940
Pacific Drilling S.A. *	7,130	69,945
Tidewater, Inc.	45,810	2,330,355
Unit Corporation *	20,955	1,379,048
		17,790,038
Oil, Gas & Consumable Fuels — 3.4%
Apache Corporation	17,530	1,785,080
Exxon Mobil Corporation	14,085	1,400,894
Hallador Energy Company	9,724	130,788
Total S.A. - ADR	21,310	1,405,608
		4,722,370

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS — 85.8% (Continued)	Shares	Value
Financials — 15.6%
Banks — 3.7%
Old National Bancorp	4,590	$60,083
Trustmark Corporation	2,005	47,588
Wells Fargo & Company	96,377	4,957,633
		5,065,304
Capital Markets — 0.0% (a)
Charles Schwab Corporation (The)	1,000	28,510

Diversified Financial Services — 1.1%
PICO Holdings, Inc. *	65,647	1,450,799

Insurance — 9.5%
Berkshire Hathaway, Inc. - Class B *	38,190	5,241,577
Enstar Group Ltd. *	8,666	1,229,705
FNF Group *	37,800	1,070,118
FNFV Group *	12,598	188,718
Loews Corporation	29,925	1,308,920
Markel Corporation *	4,526	2,986,255
White Mountains Insurance Group Ltd.	1,636	1,037,617
		13,062,910
Real Estate Management & Development — 0.5%
InterGroup Corporation (The) *	38,825	749,711

Thrifts & Mortgage Finance — 0.8%
Nationstar Mortgage Holdings, Inc. *	2,100	73,500
Ocwen Financial Corporation *	35,460	990,752
		1,064,252
Health Care — 0.7%
Health Care Providers & Services — 0.0% (a)
InfuSystem Holdings, Inc. *	10,279	28,781
VCA Antech, Inc. *	200	8,150
		36,931
Life Sciences Tools & Services — 0.7%
Harvard Bioscience, Inc. *	209,625	947,505

Industrials — 20.8%
Aerospace & Defense — 0.3%
Innovative Solutions & Support, Inc. *	86,956	479,127

Building Products — 2.0%
Insteel Industries, Inc.	117,360	2,755,613
Masonite International Corporation *	400	22,872
		2,778,485

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS — 85.8% (Continued)	Shares	Value
Industrials — 20.8% (Continued)
Commercial Services & Supplies — 1.0%
InnerWorkings, Inc. *	157,725	$1,367,476

Construction & Engineering — 9.9%
Granite Construction, Inc.	33,010	1,164,263
Great Lakes Dredge & Dock Corporation *	120,545	918,553
Jacobs Engineering Group, Inc. *	88,565	4,774,539
Layne Christensen Company *	249,880	2,843,634
Orion Marine Group, Inc. *	388,115	3,923,843
		13,624,832
Electrical Equipment — 1.7%
Emerson Electric Company	8,855	566,897
Encore Wire Corporation	10,170	431,716
Powell Industries, Inc.	25,120	1,323,573
		2,322,186
Machinery — 1.0%
Astec Industries, Inc.	24,684	1,025,373
Dynamic Materials Corporation	8,685	173,353
Omega Flex, Inc.	8,715	153,471
PMFG, Inc. *	8,083	43,325
		1,395,522
Marine — 0.9%
Kirby Corporation *	50	5,964
Matson, Inc.	43,845	1,183,377
		1,189,341
Professional Services — 1.1%
CDI Corporation	84,861	1,287,341
CTPartners Executive Search, Inc. *	8,530	153,114
		1,440,455
Trading Companies & Distributors — 2.9%
Essex Rental Corporation *	216,211	553,500
Houston Wire & Cable Company	104,395	1,359,223
Lawson Products, Inc. *	78,604	1,399,151
Signature Group Holdings, Inc. *	74,260	611,903
Transcat, Inc. *	7,671	67,428
		3,991,205
Information Technology — 11.1%
Communications Equipment — 2.2%
Cisco Systems, Inc.	114,665	2,865,478
QUALCOMM, Inc.	1,150	87,515
		2,952,993
Electronic Equipment, Instruments & Components — 6.4%
Corning, Inc.	181,735	3,790,992
CUI Global, Inc *	101,990	755,746

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS — 85.8% (Continued)	Shares	Value
Information Technology — 11.1% (Continued)
Electronic Equipment, Instruments & Components — 6.4% (Continued)
Dolby Laboratories, Inc. - Class A *	300	$13,974
Maxwell Technologies, Inc. *	218,365	2,242,609
Vishay Precision Group, Inc. *	132,265	2,023,654
		8,826,975
Internet Software & Services — 0.0% (a)
Earthlink Holdings Corporation	9,500	39,235

IT Services — 1.2%
International Business Machines Corporation	8,525	1,639,358

Semiconductors & Semiconductor Equipment — 0.0% (a)
Rubicon Technology, Inc. *	7,500	46,800

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	560	57,400
Avid Technology, Inc. *	73,584	621,785
EMC Corporation	3,150	93,019
Hutchinson Technology, Inc. *	221,295	993,615
		1,765,819
Materials — 18.1%
Chemicals — 0.0% (a)
Olin Corporation	935	25,516

Metals & Mining — 18.1%
Agnico-Eagle Mines Ltd.	45,920	1,757,818
Allied Nevada Gold Corporation *	660	2,521
Anglo American plc - ADR	4,910	62,013
AngloGold Ashanti Ltd. - ADR *	3,125	53,687
Asanko Gold, Inc. *	404,820	943,231
Banro Corporation *	541,380	142,870
Compañia de Minas Buenaventura S.A. - ADR	106,545	1,551,295
Comstock Mining, Inc. *	1,479,030	2,233,335
Eldorado Gold Corporation	180,360	1,493,381
Gold Fields Ltd. - ADR	113,540	549,534
Gold Resource Corporation	14,220	88,164
Hecla Mining Company	224,305	733,477
Kinross Gold Corporation *	279,835	1,102,550
Major Drilling Group International Inc.	100	756
Newmont Mining Corporation	65,570	1,776,291
POSCO - ADR	43,265	3,582,342
Randgold Resources Ltd. - ADR	25,925	2,181,589

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS — 85.8% (Continued)	Shares	Value
Materials — 18.1% (Continued)
Metals & Mining — 18.1% (Continued)
Rio Alto Mining Ltd. *	356,545	$1,019,719
Seabridge Gold, Inc. *	92,905	1,076,769
Synalloy Corporation	33,815	603,598
Timmins Gold Corporation *	737,840	1,269,085
Yamana Gold, Inc.	306,500	2,605,250
		24,829,275
Telecommunication Services — 0.8%
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	710	24,822
Cogent Communications Holdings, Inc.	29,305	1,015,711
		1,040,533
Utilities — 0.1%
Electric Utilities — 0.1%
Exelon Corporation	5,220	174,453

Total Common Stocks (Cost $96,590,084)		$117,767,248

PREFERRED STOCKS — 0.4%	Shares	Value
SpendSmart Payments Company (The) - Series C * (Cost $406,575) (b)	135,525	$615,283

CLOSED-END FUNDS — 0.5%	Shares	Value
ASA Gold and Precious Metals Ltd. (Cost $621,395)	51,310	$739,890

EXCHANGE-TRADED FUNDS — 1.3%	Shares	Value
Market Vectors® Junior Gold Miners ETF * (Cost $1,289,329)	41,850	$1,761,885

U.S. GOVERNMENT OBLIGATIONS — 5.1%	Par Value	Value
U.S. Treasury Bills (c) — 5.1%
0.05%, due 01/22/15 (Cost $6,998,540)	$7,000,000	$6,999,244

CM Advisors Fund
Schedule of Investments (Continued)

WARRANTS — 0.2%	Shares	Value
Wells Fargo & Company * (Cost $130,130)	16,900	$333,437

PUT OPTION CONTRACTS — 0.8%	Contracts	Value
iShares Russell 2000 ETF, 01/17/15 at $100	1,106	$141,015
iShares Russell 2000 ETF, 06/30/15 at $90	1,908	362,520
SPDR S&P 500 ETF, 01/20/15 at $170	1,402	154,921
SPDR S&P 500 ETF, 06/19/15 at $160	1,540	374,220
Total Put Option Contracts (Cost $1,503,373)		$1,032,676

MONEY MARKET FUNDS — 5.9%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (d) (Cost $8,030,587)	8,030,587	$8,030,587

Total Investments at Value — 100.0% (Cost $115,570,013)		$137,280,250

Liabilities in Excess of Other Assets — (0.0%) (a)		(37,539)

Net Assets — 100.0%		$137,242,711

ADR - American Depositary Receipt.

*	Non-income producing security.

(a)	Percentage rounds to less than 0.1%.

(b)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities is $615,283 at August 31, 2014, representing 0.4% of net assets (Note 1).

(c)	The rate shown is the annualized yield at time of purchase, not a coupon rate.

(d)	The rate shown is the 7-day effective yield as of August 31, 2014.

See accompanying notes to financial statements.

CM Advisors Small Cap Value Fund
Schedule of Investments
August 31, 2014 (Unaudited)

COMMON STOCKS — 86.6%	Shares	Value
Consumer Discretionary — 2.8%
Household Durables — 1.7%
UCP, Inc. - Class A *	17,755	$226,376

Media — 1.1%
Reading International, Inc. - Class A *	16,695	144,245

Consumer Staples — 1.5%
Food Products — 1.5%
Post Holdings, Inc. *	5,435	200,932

Energy — 16.5%
Energy Equipment & Services — 13.4%
Atwood Oceanics, Inc. *	4,150	205,051
Dawson Geophysical Company	6,325	143,072
Era Group, Inc. *	10,705	274,155
Key Energy Services, Inc. *	42,000	264,600
McDermott International, Inc. *	48,085	346,212
Pacific Drilling S.A. *	16,820	165,004
Tidewater, Inc.	4,155	211,365
Unit Corporation *	3,005	197,759
		1,807,218
Oil, Gas & Consumable Fuels — 3.1%
Hallador Energy Company	31,310	421,120

Financials — 8.6%
Banks — 1.8%
Old National Bancorp	12,315	161,203
Trustmark Corporation	3,680	87,345
		248,548
Diversified Financial Services — 1.7%
PICO Holdings, Inc. *	10,615	234,591

Insurance — 3.5%
Enstar Group Ltd. *	2,360	334,884
White Mountains Insurance Group Ltd.	220	139,533
		474,417
Real Estate Management & Development — 1.6%
InterGroup Corporation (The) *	10,783	208,220

Health Care — 1.8%
Health Care Providers & Services — 0.5%
InfuSystem Holdings, Inc. *	26,335	73,738

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS — 86.6% (Continued)	Shares	Value
Health Care — 1.8% (Continued)
Life Sciences Tools & Services — 1.3%
Harvard Bioscience, Inc. *	38,150	$172,438

Industrials — 32.0%
Aerospace & Defense — 1.9%
Innovative Solutions & Support, Inc. *	46,955	258,722

Building Products — 2.4%
Insteel Industries, Inc.	13,784	323,648

Commercial Services & Supplies — 1.1%
InnerWorkings, Inc. *	16,810	145,743

Construction & Engineering — 8.0%
Granite Construction, Inc.	4,170	147,076
Great Lakes Dredge & Dock Corporation *	34,075	259,652
Layne Christensen Company *	27,710	315,340
Orion Marine Group, Inc. *	35,748	361,412
		1,083,480
Electrical Equipment — 3.1%
Encore Wire Corporation	3,294	139,830
Powell Industries, Inc.	5,400	284,526
		424,356
Machinery — 5.7%
Astec Industries, Inc.	8,465	351,636
Dynamic Materials Corporation	16,470	328,741
Omega Flex, Inc.	5,400	95,094
		775,471
Marine — 1.7%
Matson, Inc.	8,215	221,723

Professional Services — 2.4%
CDI Corporation	3,576	54,248
CTPartners Executive Search, Inc. *	15,105	271,135
		325,383
Trading Companies & Distributors — 5.7%
Essex Rental Corporation *	33,362	85,407
Houston Wire & Cable Company	23,160	301,543
Lawson Products, Inc. *	7,995	142,311
Signature Group Holdings, Inc. *	14,685	121,004
Transcat, Inc. *	13,544	119,052
		769,317

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS — 86.6% (Continued)	Shares	Value
Information Technology — 6.3%
Electronic Equipment, Instruments & Components — 3.9%
CUI Global, Inc *	9,705	$71,914
Maxwell Technologies, Inc. *	27,403	281,429
Vishay Precision Group, Inc. *	11,680	178,704
		532,047
Semiconductors & Semiconductor Equipment — 0.4%
Rubicon Technology, Inc. *	7,850	48,984

Technology Hardware, Storage & Peripherals — 2.0%
Avid Technology, Inc. *	30,800	260,260
Hutchinson Technology, Inc. *	2,069	9,290
		269,550
Materials — 16.4%
Chemicals — 0.7%
Olin Corporation	3,200	87,328

Metals & Mining — 15.7%
Allied Nevada Gold Corporation *	1,135	4,336
AngloGold Ashanti Ltd. - ADR *	5,375	92,342
Asanko Gold, Inc. *	74,740	174,144
Banro Corporation *	53,920	14,229
Compañia de Minas Buenaventura S.A. - ADR	10,310	150,114
Comstock Mining, Inc. *	169,935	256,602
Gold Fields Ltd. - ADR	19,905	96,340
Gold Resource Corporation	24,940	154,628
Hecla Mining Company	59,005	192,946
Kinross Gold Corporation *	24,000	94,560
Randgold Resources Ltd. - ADR	1,015	85,412
Rio Alto Mining Ltd. *	56,025	160,232
Seabridge Gold, Inc. *	8,300	96,197
Synalloy Corporation	21,039	375,546
Timmins Gold Corporation *	104,090	179,035
		2,126,663
Telecommunication Services — 0.7%
Diversified Telecommunication Services — 0.7%
Cogent Communications Holdings, Inc.	2,850	98,781

Total Common Stocks (Cost $9,917,991)		$11,703,039

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

PREFERRED STOCKS — 0.5%	Shares	Value
SpendSmart Payments Company (The) - Series C * (Cost $43,425) (a)	14,475	$65,716

EXCHANGE-TRADED FUNDS — 1.2%	Shares	Value
Market Vectors® Junior Gold Miners ETF * (Cost $125,089)	4,060	$170,926

PUT OPTION CONTRACTS — 0.7%	Contracts	Value
iShares Russell 2000 ETF, 01/17/15 at $100	209	$26,648
iShares Russell 2000 ETF, 06/30/15 at $90	376	71,440
Total Put Option Contracts (Cost $137,758)		$98,088

MONEY MARKET FUNDS — 10.6%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (b) (Cost $1,429,149)	1,429,149	$1,429,149

Total Investments at Value — 99.6% (Cost $11,653,412)		$13,466,918

Other Assets in Excess of Liabilities — 0.4%		49,812

Net Assets — 100.0%		$13,516,730

ADR - American Depositary Receipt.

*	Non-income producing security.

(a)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities is $65,716 at August 31, 2014, representing 0.5% of net assets (Note 1).

(b)	The rate shown is the 7-day effective yield as of August 31, 2014.

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Schedule of Investments
August 31, 2014 (Unaudited)

CORPORATE BONDS — 33.0%	Par Value	Value
Consumer Discretionary — 5.8%
Auto Components — 0.8%
Johnson Controls, Inc., 5.50%, due 01/15/16	$1,002,000	$1,066,082

Hotels, Restaurants & Leisure — 0.6%
Marriott International, Inc., 6.375%, due 06/15/17	400,000	452,212
Starbucks Corporation, 6.25%, due 08/15/17	300,000	341,979
		794,191
Household Durables — 0.7%
MDC Holdings, Inc., 5.625%, due 02/01/20	500,000	532,500
Newell Rubbermaid, Inc., 6.25%, due 04/15/18	185,000	211,144
Toll Brothers Finance Corporation, 5.15%, due 05/15/15	150,000	153,937
		897,581
Media — 2.7%
Comcast Corporation,
5.90%, due 03/15/16	914,000	985,845
6.30%, due 11/15/17	200,000	230,676
5.70%, due 05/15/18	400,000	457,348
DIRECTV Holdings LLC, 3.55%, due 03/15/15	1,042,000	1,058,901
McGraw-Hill Companies, Inc. (The), 5.90%, due 11/15/17	200,000	220,774
Tele-Communications, Inc., 10.125%, due 04/15/22	300,000	420,897
		3,374,441
Multiline Retail — 0.5%
Kohl's Corporation, 6.25%, due 12/15/17	500,000	570,403

Specialty Retail — 0.5%
Home Depot, Inc. (The), 5.40%, due 03/01/16	600,000	642,973

Consumer Staples — 2.0%
Beverages — 1.0%
Coca-Cola Company (The), 5.35%, due 11/15/17	770,000	867,885
PepsiCo, Inc., 5.00%, due 06/01/18	300,000	336,392
		1,204,277
Household Products — 0.3%
Clorox Company (The), 3.55%, due 11/01/15	335,000	345,751

Personal Products — 0.7%
Avon Products, Inc., 6.50%, due 03/01/19	840,000	919,298

Energy — 3.7%
Energy Equipment & Services — 2.3%
Rowan Companies, Inc., 7.875%, due 08/01/19	910,000	1,119,061
Transocean, Inc., 7.375%, due 04/15/18	855,000	989,692

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS — 33.0% (Continued)	Par Value	Value
Energy — 3.7% (Continued)
Energy Equipment & Services — 2.3% (Continued)
Weatherford International Ltd.,
6.35%, due 06/15/17	$370,000	$417,194
6.00%, due 03/15/18	300,000	340,122
		2,866,069
Oil, Gas & Consumable Fuels — 1.4%
Peabody Energy Corporation, 7.375%, due 11/01/16	882,000	953,663
Valero Energy Corporation,
4.50%, due 02/01/15	195,000	198,261
6.125%, due 06/15/17	570,000	642,869
		1,794,793
Financials — 1.4%
Commercial Banks — 0.5%
Wells Fargo & Company, 5.625%, due 12/11/17	500,000	565,403

Consumer Finance — 0.9%
American Express Company,
7.00%, due 03/19/18	800,000	942,010
8.125%, due 05/20/19	200,000	252,098
		1,194,108
Health Care — 1.2%
Health Care Providers & Services — 0.7%
UnitedHealth Group, Inc., 6.00%, due 02/15/18	800,000	915,179

Pharmaceuticals — 0.5%
Johnson & Johnson, 5.15%, due 07/15/18	570,000	647,965

Industrials — 9.3%
Aerospace & Defense — 0.2%
United Technologies Corporation, 5.375%, due 12/15/17	200,000	225,889

Building Products — 0.6%
Masco Corporation,
6.125%, due 10/03/16	300,000	324,750
5.85%, due 03/15/17	400,000	432,000
		756,750
Commercial Services & Supplies — 0.8%
Pitney Bowes, Inc., 5.75%, due 09/15/17	31,000	34,298
Waste Management, Inc., 6.375%, due 03/11/15	978,000	1,007,904
		1,042,202
Communications Equipment — 0.8%
Juniper Networks, Inc., 3.10%, due 03/15/16	1,007,000	1,032,002

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS — 33.0% (Continued)	Par Value	Value
Industrials — 9.3% (Continued)
Constrcuction & Engineering — 1.4%
Great Lakes Dredge & Dock Company, 7.375%, due 02/01/19	$1,705,000	$1,768,937

Electrical Equipment — 0.7%
Eaton Corporation, 8.10%, due 08/15/22	150,000	196,596
Emerson Electric Company, 5.25%, due 10/15/18	570,000	647,308
		843,904
Health Care Providers & Services — 0.9%
Laboratory Corporation of America Holdings, 3.125%, due 05/15/16	1,038,000	1,077,569

Machinery — 0.8%
Dover Corporation, 5.45%, due 03/15/18	115,000	129,619
Harsco Corporation, 2.70%, due 10/15/15	885,000	890,531
		1,020,150
Road & Rail — 2.6%
Canadian Pacific Railroad Company, 7.25%, due 05/15/19	790,000	964,185
CSX Corporation, 6.25%, due 03/15/18	500,000	577,573
Norfolk Southern Corporation, 5.75%, due 01/15/16	947,000	1,010,420
Ryder System, Inc., 3.15%, due 03/02/15	454,000	460,172
Union Pacific Corporation, 5.70%, due 08/15/18	200,000	230,388
		3,242,738
Semiconductors & Semiconductor Equipment — 0.5%
Applied Materials, Inc., 2.65%, due 06/15/16	633,000	652,050

Information Technology — 2.7%
Electronic Equipment, Instruments & Components — 1.0%
Avnet, Inc., 6.625%, due 09/15/16	500,000	553,383
Corning, Inc., 7.25%, due 08/15/36	500,000	645,675
		1,199,058
IT Services — 0.9%
International Business Machines Corporation, 7.625%, due 10/15/18	420,000	515,394
Western Union Company (The), 5.93%, due 10/01/16	600,000	656,020
		1,171,414
Software — 0.8%
Intuit, Inc., 5.75%, due 03/15/17	946,000	1,049,487

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS — 33.0% (Continued)	Par Value	Value
Materials — 6.4%
Chemicals — 1.0%
Cytec Industries, Inc., 8.95%, due 07/01/17	$650,000	$776,848
E.I. du Pont de Nemours and Company, 6.00%, due 07/15/18	475,000	551,384
		1,328,232
Construction Materials — 0.5%
Vulcan Materials Company, 7.50%, due 06/15/21	500,000	593,750

Metals & Mining — 4.9%
Alcoa, Inc.,
5.72%, due 02/23/19	800,000	887,945
5.87%, due 02/23/22	1,200,000	1,333,430
Allegheny Technologies, Inc., 9.375%, due 06/01/19	355,000	436,234
ArcelorMittal, 5.00%, due 02/25/17	960,000	1,004,400
Commercial Metals Company,
6.50%, due 07/15/17	420,000	457,800
7.35%, due 08/15/18	230,000	259,900
Nucor Corporation, 5.85%, due 06/01/18	300,000	342,300
Reliance Steel & Aluminum Company, 6.20%, due 11/15/16	360,000	389,089
Southern Copper Corporation, 6.375%, due 07/27/15	972,000	1,015,342
		6,126,440
Utilities — 0.5%
Multi-Utilities — 0.5%
Consolidated Edison Company of New York, Inc., 5.85%, due 04/01/18	570,000	651,965

Total Corporate Bonds (Cost $38,111,854)		$41,581,051

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

U.S. GOVERNMENT OBLIGATIONS — 59.8%	Par Value	Value
U.S. Treasury Bills (a) - 20.6%
0.048%, due 11/06/14	$8,000,000	$7,999,712
0.025%, due 11/28/14	10,000,000	9,999,400
0.05%, due 01/08/15	8,000,000	7,999,432
		25,998,544
U.S. Treasury Notes — 39.2%
2.50%, due 04/30/15	10,000,000	10,159,770
0.375%, due 01/15/16	5,000,000	5,008,010
4.625%, due 02/15/17	5,000,000	5,473,045
0.75%, due 12/31/17	10,000,000	9,875,000
2.00%, due 07/31/20	6,000,000	6,052,032
2.375%, due 12/31/20	6,250,000	6,410,157
2.75%, due 11/15/23	6,250,000	6,489,256
		49,467,270

Total U.S. Government Obligations (Cost $74,894,135)		$75,465,814

MONEY MARKET FUNDS — 6.6%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (b) (Cost $8,280,983)	8,280,983	$8,280,983

Total Investments at Value — 99.4% (Cost $121,286,972)		$125,327,848

Other Assets in Excess of Liabilities — 0.6%		711,248

Net Assets — 100.0%		$126,039,096

(a)	The rate shown is the annualized yield at time of purchase, not a coupon rate.

(b)	The rate shown is the 7-day effective yield as of August 31, 2014.

See accompanying notes to financial statements.

CM Advisors Family of Funds
Statements of Assets and Liabilities
August 31, 2014 (Unaudited)

	CM Advisors Fund	CM Advisors Small Cap Value Fund
ASSETS
Investments in securities:
At cost	$115,570,013	$11,653,412
At value (Note 2)	$137,280,250	$13,466,918
Dividends receivable	158,069	6,602
Receivable for capital shares sold	16,153	16,038
Receivable from Advisor (Note 5)	—	10,264
Other assets	23,494	27,206
TOTAL ASSETS	137,477,966	13,527,028

LIABILITIES
Payable for investment securities purchased	83,670	—
Payable for capital shares redeemed	5,540	—
Payable to Advisor (Note 5)	113,120	—
Accrued distribution fees (Note 5)	45	38
Payable to administrator (Note 5)	18,897	7,363
Other accrued expenses	13,983	2,897
TOTAL LIABILITIES	235,255	10,298

NET ASSETS	$137,242,711	$13,516,730

Net assets consist of:
Paid-in capital	$135,716,508	$9,519,770
Accumulated net investment loss	(703,024)	(111,631)
Accumulated net realized gains (losses) from security transactions and options contracts (Note 6)	(19,481,010)	2,295,085
Net unrealized appreciation (depreciation) on investments and options contracts (Note 6)	21,710,237	1,813,506
Net assets	$137,242,711	$13,516,730

See accompanying notes to financial statements.

CM Advisors Family of Funds
Statements of Assets and Liabilities (Continued)
August 31, 2014 (Unaudited)

	CM Advisors Fund	CM Advisors Small Cap Value Fund
PRICING OF CLASS I SHARES
Net assets applicable to Class I shares	$137,025,890	$13,337,285
Class I shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	9,883,351	1,030,196
Net asset value, redemption price and offering price per share (a)	$13.86	$12.95

PRICING OF CLASS R SHARES
Net assets applicable to Class R shares	$216,821	$179,445
Class R shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	15,709	13,920
Net asset value, redemption price and offering price per share (a)	$13.80	$12.89

(a)	Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

CM Advisors Family of Funds
Statements of Assets and Liabilities (Continued)
August 31, 2014 (Unaudited)

CM Advisors Fixed Income Fund
ASSETS
Investments in securities:
At cost	$121,286,972
At value (Note 2)	$125,327,848
Dividends and interest receivable	771,022
Receivable for capital shares sold	9,089
Other assets	16,805
TOTAL ASSETS	126,124,764

LIABILITIES
Payable to Advisor (Note 5)	53,495
Payable to administrator (Note 5)	13,128
Other accrued expenses	19,045
TOTAL LIABILITIES	85,668

NET ASSETS	$126,039,096

Net assets consist of:
Paid-in capital	$121,168,195
Accumulated net investment income	257,713
Accumulated net realized gains from security transactions	572,312
Net unrealized appreciation on investments	4,040,876
Net assets	$126,039,096

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	10,876,014

Net asset value, redemption price and offering price per share	$11.59

(a)	Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

CM Advisors Family of Funds
Statements of Operations
Six Months Ended August 31, 2014 (Unaudited)

	CM Advisors Fund	CM Advisors Small Cap Value Fund
INVESTMENT INCOME
Dividends	$660,210	$35,252
Foreign tax witholding	(25,158)	(114)
Interest	398	—
TOTAL INVESTMENT INCOME	635,450	35,138

EXPENSES
Investment advisory fees (Note 5)	697,167	67,384
Administration fees (Note 5)	55,779	12,000
Fund accounting fees (Note 5)	39,972	18,674
Professional fees	26,696	24,136
Registration and filing fees	17,645	32,144
Transfer agent fees (Note 5)	18,233	18,500
Trustees' fees and expenses (Note 5)	18,968	7,730
Custody and bank service fees	7,983	3,013
Printing of shareholder reports	6,829	3,749
Postage and supplies	5,237	2,016
Insurance expense	5,862	775
Pricing fees	2,402	742
Compliance support services fees	2,084	202
Distributor service fees (Note 5)	917	917
Distribution fees (Note 5)	254	756
Other expenses	7,154	5,866
TOTAL EXPENSES	913,182	198,604
Advisory fees waived and/or expenses reimbursed by Advisor (Note 5)	(13,371)	(113,618)
NET EXPENSES	899,811	84,986

NET INVESTMENT LOSS	(264,361)	(49,848)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND OPTION CONTRACTS
Net realized gains from:
Security transactions	9,173,348	1,345,857
Option contracts (Note 6)	156,946	—
Net change in unrealized appreciation/depreciation on:
Investments	(6,473,531)	(1,207,119)
Option contracts (Note 6)	(470,697)	(39,670)

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND OPTION CONTRACTS	2,386,066	99,068

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,121,705	$49,220

See accompanying notes to financial statements.

CM Advisors Family of Funds
Statements of Operations (Continued)
Six Months Ended August 31, 2014 (Unaudited)

CM Advisors Fixed Income Fund
INVESTMENT INCOME
Dividends	$6,733
Interest	1,278,567
TOTAL INVESTMENT INCOME	1,285,300

EXPENSES
Investment advisory fees (Note 5)	319,425
Administration fees (Note 5)	51,103
Professional fees	18,519
Fund accounting fees (Note 5)	18,389
Trustees' fees and expenses (Note 5)	17,848
Registration and filing fees	17,533
Transfer agent fees (Note 5)	9,000
Pricing fees	6,683
Custody and bank service fees	5,790
Insurance expense	5,584
Postage and supplies	3,380
Printing of shareholder reports	3,089
Compliance support services fees	1,912
Distributor service fees (Note 5)	917
Other expenses	12,744
TOTAL EXPENSES	491,916

NET INVESTMENT INCOME	793,384

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions	276,213
Net change in unrealized appreciation/depreciation on investments	(124,590)

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	151,623

NET INCREASE IN NET ASSETS FROM OPERATIONS	$945,007

See accompanying notes to financial statements.

CM Advisors Fund
Statements of Changes in Net Assets

	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
FROM OPERATIONS
Net investment loss	$(264,361)	$(88,564)
Net realized gains from:
Security transactions	9,173,348	11,184,104
Option contracts (Note 6)	156,946	—
Net change in unrealized appreciation/depreciation on:
Investments	(6,473,531)	7,814,339
Option contracts (Note 6)	(470,697)	—
Net increase in net assets from operations	2,121,705	18,909,879

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class I	(300,838)	—

FROM CAPITAL SHARE TRANSACTIONS (NOTE 7)
CLASS I
Proceeds from shares sold	3,816,694	14,650,853
Net asset value of shares issued in reinvestment of distributions to shareholders	290,748	—
Proceeds from redemption fees collected (Note 2)	151	638
Payments for shares redeemed	(5,614,740)	(22,242,762)
Net decrease in net assets from Class I share transactions	(1,507,147)	(7,591,271)

CLASS R
Proceeds from shares sold	29,323	41,488
Proceeds from redemption fees collected (Note 2)	—	158
Payments for shares redeemed	(10,000)	(26,831)
Net increase in net assets from Class R share transactions	19,323	14,815

TOTAL INCREASE IN NET ASSETS	333,043	11,333,423

NET ASSETS
Beginning of period	136,909,668	125,576,245
End of period	$137,242,711	$136,909,668

ACCUMULATED NET INVESTMENT LOSS	$(703,024)	$(137,825)

See accompanying notes to financial statements.

CM Advisors Small Cap Value Fund
Statements of Changes in Net Assets

	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
FROM OPERATIONS
Net investment loss	$(49,848)	$(50,077)
Net realized gains from security transactions	1,345,857	1,350,644
Net change in unrealized appreciation/depreciation on:
Investments	(1,207,119)	970,844
Option contracts (Note 6)	(39,670)	—
Net increase in net assets from operations	49,220	2,271,411

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains, Class I	—	(597,655)
From net realized gains, Class C	—	(6,387)
From net realized gains, Class R	—	(6,435)
Decrease in net assets from distributions to shareholders	—	(610,477)

FROM CAPITAL SHARE TRANSACTIONS (NOTE 7)
CLASS I
Proceeds from shares sold	818,960	523,136
Net asset value of shares issued in reinvestment of distributions to shareholders	—	597,655
Proceeds from redemption fees collected (Note 2)	101	63
Payments for shares redeemed	(345,147)	(1,031,721)
Net increase in net assets from Class I share transactions	473,914	89,133

CLASS C
Proceeds from shares sold	25,082	—
Net asset value of shares issued in reinvestment of distributions to shareholders	—	6,387
Payments for shares redeemed	(134,396)	—
Net increase (decrease) in net assets from Class C share transactions	(109,314)	6,387

CLASS R
Proceeds from shares sold	32,642	16,466
Net asset value of shares issued in reinvestment of distributions to shareholders	—	6,435
Payments for shares redeemed	—	(270,134)
Net increase (decrease) in net assets from Class R share transactions	32,642	(247,233)

TOTAL INCREASE IN NET ASSETS	446,462	1,509,221

NET ASSETS
Beginning of period	13,070,268	11,561,047
End of period	$13,516,730	$13,070,268

ACCUMULATED NET INVESTMENT LOSS	$(111,631)	$(61,783)

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Statements of Changes in Net Assets

	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
FROM OPERATIONS
Net investment income	$793,384	$1,483,840
Net realized gains from security transactions	276,213	326,662
Net change in unrealized appreciation/ depreciation on investments	(124,590)	(815,142)
Net increase in net assets from operations	945,007	995,360

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(821,859)	(1,430,770)
From net realized gains	—	(41,229)
Decrease in net assets from distributions to shareholders	(821,859)	(1,471,999)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	5,556,828	32,216,395
Net asset value of shares issued in reinvestment of distributions to shareholders	713,932	1,282,937
Payments for shares redeemed	(8,521,312)	(12,848,790)
Net increase (decrease) in net assets from capital share transactions	(2,250,552)	20,650,542

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,127,404)	20,173,903

NET ASSETS
Beginning of period	128,166,500	107,992,597
End of period	$126,039,096	$128,166,500

ACCUMULATED NET INVESTMENT INCOME	$257,713	$286,188

CAPITAL SHARE ACTIVITY
Shares sold	480,390	2,793,507
Shares reinvested	61,874	111,577
Shares redeemed	(736,393)	(1,114,623)
Net increase (decrease) in shares outstanding	(194,129)	1,790,461
Shares outstanding, beginning of period	11,070,143	9,279,682
Shares outstanding, end of period	10,876,014	11,070,143

See accompanying notes to financial statements.

CM Advisors Fund
Class I
Financial Highlights

Per share data for a Class I share outstanding throughout each period:

			Years Ended
	Six Months Ended August 31, 2014 (Unaudited)		February 28, 2014		February 28, 2013		February 29, 2012	February 28, 2011	February 28, 2010
Net asset value at beginning of period	$13.68		$11.83		$10.65		$10.56	$8.95	$5.71

Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.01)		0.05		0.02	0.04	0.03
Net realized and unrealized gains on investments	0.24		1.86		1.18		0.10	1.61	3.24
Total from investment operations	0.21		1.85		1.23		0.12	1.65	3.27

Less distributions:
Dividends from net investment income	(0.03)		—		(0.05)		(0.03)	(0.04)	(0.03)
Distributions in excess of net investment income	—		—		(0.00	)(a)	—	—	—
Total distributions	(0.03)		—		(0.05)		(0.03)	(0.04)	(0.03)

Proceeds from redemption fees collected (Note 2)	0.00	(a)	0.00	(a)	0.00	(a)	0.00 (a)	0.00 (a)	0.00 (a)

Net asset value at end of period	$13.86		$13.68		$11.83		$10.65	$10.56	$8.95

Total return (b)	1.53%	(c)	15.64%		11.61%		1.11%	18.43%	57.39%

Ratios and supplemental data:
Net assets at end of period (000's)	$137,026		$136,714		$125,422		$128,461	$142,659	$146,190

Ratio of total expenses to average net assets	1.29%	(d)	1.29%		1.31%		1.53%	1.52%	1.50%

Ratio of net expenses to average net assets (e)	1.29%	(d)	1.29%		1.31%		1.50%	1.50%	1.49%

Ratio of net investment income (loss) to average net assets (e)	(0.10%	)(d)	(0.07%	)	0.40%		0.18%	0.39%	0.41%

Portfolio turnover rate	22%	(c)	34		32%		45%	15%	19%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after investment advisory fee waivers and/or expense reimbursements (Note 5).

See accompanying notes to financial statements.

CM Advisors Fund
Class R
Financial Highlights

Per share data for a Class R share outstanding throughout each period:

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014		Year Ended February 28, 2013		Period Ended February 29, 2012(a)
Net asset value at beginning of period	$13.63		$11.83		$10.64		$10.45

Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.07)		(0.00	)(b)	0.01
Net realized and unrealized gains on investments	0.22		1.86		1.19		0.19
Total from investment operations	0.17		1.79		1.19		0.20

Less distributions:
Distributions from net investment income	—		—		(0.02)		(0.01)
Distributions in excess of net investment income	—		—		(0.00	)(b)	—
Total distributions	—		—		(0.02)		(0.01)

Proceeds from redemption fees collected (Note 2)	—		0.01		0.02		—

Net asset value at end of period	$13.80		$13.63		$11.83		$10.64

Total return (c)	1.25%	(d)	15.22%		11.38%		1.88%	(d)

Ratios and supplemental data:
Net assets at end of period (000's)	$217		$195		$155		$123

Ratio of total expenses to average net assets	14.90%	(e)	15.95%		24.80%		30.63%	(e)

Ratio of net expenses to average net assets (f)	1.75%	(e)	1.75%		1.75%		1.75%	(e)

Ratio of net investment income (loss) to average net assets (f)	(0.21%	)(e)	(0.52%	)	(0.04%	)	0.07%	(e)

Portfolio turnover rate	22%	(d)	34%		32%		45%	(d)(g)

(a)	Represents the period from commencement of operations (July 8, 2011) through February 29, 2012.

(b)	Amount rounds to less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after investment advisory fee waivers and expense reimbursements (Note 5).

(g)	Represents the year ended February 29, 2012.

See accompanying notes to financial statements.

CM Advisors Small Cap Value Fund
Class I
Financial Highlights

Per share data for a Class I share outstanding throughout each period:

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014		Year Ended February 28, 2013	Period Ended February 29, 2012(a)
Net asset value at beginning of period	$12.90		$11.25		$9.84	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.05	)(b)	0.13	0.02
Net realized and unrealized gains (losses) on investments	0.09		2.34		1.56	(0.05)
Total from investment operations	0.05		2.29		1.69	(0.03)

Less distributions:
Dividends from net investment income	—		—		(0.12)	(0.01)
Distributions in excess of net investment income	—		—		(0.02)	—
Distributions from net realized gains	—		(0.64)		(0.14)	(0.12)
Total distributions	—		(0.64)		(0.28)	(0.13)

Proceeds from redemption fees collected (Note 2)	0.00	(c)	0.00	(c)	—	0.00	(c)

Net asset value at end of period	$12.95		$12.90		$11.25	$9.84

Total return (d)	0.39%	(e)	20.53%		17.42%	(0.17%	)(e)

Ratios and supplemental data:
Net assets at end of period (000's)	$13,337		$12,790		$11,094	$8,953

Ratio of total expenses to average net assets	2.44%	(f)	2.56%		2.92%	4.35%	(f)

Ratio of net expenses to average net assets (g)	1.25%	(f)	1.25%		1.25%	1.25%	(f)

Ratio of net investment income (loss) to average net assets (g)	(0.20%	)(f)	(0.40%	)	1.32%	0.09%	(f)

Portfolio turnover rate	27%	(e)	42%		44%	44%	(e)

(a)	Represents the period from commencement of operations (April 15, 2011) through February 29, 2012.

(b)	Net investment loss per share is based on average shares outstanding during the year.

(c)	Amount rounds to less than $0.01 per share.

(d)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	Annualized.

(g)	Ratio was determined after investment advisory fee waivers and expense reimbursements (Note 5).

See accompanying notes to financial statements.

CM Advisors Small Cap Value Fund
Class R
Financial Highlights

Per share data for a Class R share outstanding throughout each period:

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014		Year Ended February 28, 2013	Period Ended February 29, 2012(a)
Net asset value at beginning of period	$12.86		$11.24		$9.84	$10.29

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.08	)(b)	0.11	(0.01)
Net realized and unrealized gains (losses) on investments	0.05		2.34		1.55	(0.32)
Total from investment operations	0.03		2.26		1.66	(0.33)

Less distributions:
Dividends from net investment income	—		—		(0.11)	—
Distributions in excess of net investment income	—		—		(0.01)	—
Distributions from net realized gains	—		(0.64)		(0.14)	(0.12)
Total distributions	—		(0.64)		(0.26)	(0.12)

Proceeds from redemption fees collected (Note 2)	—		—		0.00 (c)	—

Net asset value at end of period	$12.89		$12.86		$11.24	$9.84

Total return (d)	0.23%	(e)	20.28%		17.11%	(3.11%	)(e)

Ratios and supplemental data:
Net assets at end of period (000's)	$179		$147		$355	$134

Ratio of total expenses to average net assets	17.21%	(f)	12.76%		13.17%	33.38%	(f)

Ratio of net expenses to average net assets (g)	1.50%	(f)	1.50%		1.50%	1.50%	(f)

Ratio of net investment income (loss) to average net assets (g)	(0.24%	)(f)	(0.65%	)	1.16%	(0.23%	)(f)

Portfolio turnover rate	27%		42%		44%	44%	(e)(h)

(a)	Represents the period from commencement of operations (July 8, 2011) through February 29, 2012.

(b)	Net investment loss per share is based on average shares outstanding during the year.

(c)	Amount rounds to less than $0.01 per share.

(d)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	Annualized.

(g)	Ratio was determined after investment advisory fee waivers and expense reimbursements (Note 5).

(h)	Represents the period from April 15, 2011 (the commencement of operations of Class I shares) through February 29, 2012.

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Financial Highlights

Per share data for a share outstanding throughout each period:

			Years Ended
	Six Months Ended August 31, 2014 (Unaudited)		February 28, 2014		February 28, 2013	February 29, 2012	February 28, 2011	February 28, 2010
Net asset value at beginning of period	$11.58		$11.64		$11.74	$11.51	$11.14	$9.99

Income (loss) from investment operations:
Net investment income	0.07		0.14		0.17	0.20	0.24	0.32
Net realized and unrealized gains (losses) on investments	0.01		(0.06)		0.04	0.53	0.49	1.19
Total from investment operations	0.08		0.08		0.21	0.73	0.73	1.51

Less distributions:
Dividends from net investment income	(0.07)		(0.14)		(0.17)	(0.21)	(0.26)	(0.32)
Distributions from net realized gains	—		(0.00	)(a)	(0.14)	(0.29)	(0.10)	(0.04)
Total distributions	(0.07)		(0.14)		(0.31)	(0.50)	(0.36)	(0.36)

Proceeds from redemption fees collected (Note 2)	—		—		0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)

Net asset value at end of period	$11.59		$11.58		$11.64	$11.74	$11.51	$11.14

Total return (b)	0.74%	(c)	0.71%		1.83%	6.37%	6.63%	15.45%

Ratios and supplemental data:
Net assets at end of period (000's)	$126,039		$128,167		$107,993	$94,317	$79,935	$46,424

Ratio of total expenses to average net assets	0.77%	(d)	0.78%		0.79%	0.81%	0.90%	1.06%

Ratio of net investment income to average net assets	1.24%	(d)	1.22%		1.39%	1.76%	2.13%	3.31%

Portfolio turnover rate	0%		6%		23%	25%	21%	0%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes to financial statements.

CM Advisors Family of Funds
Notes to Financial Statements
August 31, 2014 (Unaudited)

1. Organization

CM Advisors Fund, CM Advisors Small Cap Value Fund, and CM Advisors Fixed Income Fund (collectively the "Funds" and individually a "Fund") are each a separate diversified no-load series of CM Advisors Family of Funds (the "Trust"), which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 as an open-end management investment company.

CM Advisors Fund commenced operations on May 13, 2003. The investment objective of the Fund is long-term growth of capital.

CM Advisors Small Cap Value Fund commenced operations on April 15, 2011. The investment objective of the Fund is long-term growth of capital.

CM Advisors Fixed Income Fund commenced operations on March 24, 2006. The investment objective of the Fund is to preserve capital and maximize total return.

CM Advisors Fund currently offers two classes of shares: Class I shares (sold without any sales loads and distribution and/or service fees) and Class R shares (sold without any sales loads but subject to a distribution and/or service fee of up to 0.25% of the average daily net assets attributable to Class R shares). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of distribution fees, if any; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (4) Class I shares require a higher minimum initial investment.

CM Advisors Small Cap Value Fund currently offers two classes of shares: Class I shares (sold without any sales loads and distribution and/or service fees) and Class R shares (sold without any sales loads but subject to a distribution and/or service fee of up to 0.25% of the average daily net assets attributable to Class R shares). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of distribution fees, if any; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (4) Class I shares require a higher minimum initial investment. Prior to July 31, 2014, the Fund also offered Class C shares. Class C shares were sold without any sales load but subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to the Class C shares. On July 31, 2014, the Class C shares of the CM Advisors Small Cap Value Fund were discontinued and all outstanding shares were redeemed.

CM Advisors Fixed Income Fund currently offers one class of Shares which is sold without any sales loads and distribution fees.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

2. Significant Accounting Policies

The following is a summary of the Funds' significant accounting policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation – The Funds' portfolio securities are generally valued at their market values determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. Options on securities and options on indexes listed on an exchange are valued at the mean of the closing bid and ask price on the exchange on which they are traded on the day of valuation. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds' net asset value calculations) or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Funds' normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

Corporate Bonds held by CM Advisors Fixed Income Fund and U.S. Government Obligations held by CM Advisors Fund and CM Advisors Fixed Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various "other significant observable inputs" including bid and ask quotations, prices of similar securities and interest rates, among other factors.

Option contracts purchased by CM Advisors Fund and CM Advisors Small Cap Value Fund are classified as Level 2 since they are valued using "other significant observable inputs" at a price of the mean of the closing bid and ask prices.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds' investments as of August 31, 2014 by security type:

CM Advisors Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$117,767,248	$—	$—	$117,767,248
Preferred Stocks	—	—	615,283	615,283
Closed-End Funds	739,890	—	—	739,890
Exchange-Traded Funds	1,761,885	—	—	1,761,885
U.S. Government Obligations	—	6,999,244	—	6,999,244
Warrants	333,437	—	—	333,437
Put Option Contracts	—	1,032,676	—	1,032,676
Money Market Funds	8,030,587	—	—	8,030,587
Total	$128,633,047	$8,031,920	$615,283	$137,280,250

CM Advisors Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$11,703,039	$—	$—	$11,703,039
Preferred Stocks	—	—	65,716	65,716
Exchange-Traded Funds	170,926	—	—	170,926
Put Option Contracts	—	98,088	—	98,088
Money Market Funds	1,429,149	—	—	1,429,149
Total	$13,303,114	$98,088	$65,716	$13,466,918

CM Advisors Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$41,581,051	$—	$41,581,051
U.S. Government Obligations	—	75,465,814	—	75,465,814
Money Market Funds	8,280,983	—	—	8,280,983
Total	$8,280,983	$117,046,865	$—	$125,327,848

Refer to each Fund's Schedule of Investments for a listing of the securities by security type and sector or industry type. As of August 31, 2014, the Funds did not have any transfers in and out of any Level. It is the Funds' policy to recognize transfers into and out of any Level at the end of the reporting period.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

The following table is a reconciliation of Level 3 investments held in CM Advisors Fund and CM Advisors Small Cap Value Fund for which significant unobservable inputs were used to determine fair value as of August 31, 2014:

	CM Advisors Fund	CM Advisors Small Cap Value Fund
Balance as of February 28, 2014	$—	$—
Purchases	406,575	43,425
Unrealized appreciation	208,708	22,291
Balance as of August 31, 2014	$615,283	$65,716

The total amount of unrealized appreciation on Level 3 investments was $208,708 and $22,291 for CM Advisors Fund and CM Advisors Small Cap Value Fund, respectively, at August 31, 2014.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Board to determine the fair value of the Level 3 investments:

		Fair Value at 8/31/2014	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input
CM Advisors Fund	Preferred Stocks	$615,283	Discount from Common Stock/Broker Quotes	Discount Percentage	0% - 32.3%	Decrease
CM Advisors Small Cap Value Fund	Preferred Stocks	$65,716	Discount from Common Stock/Broker Quotes	Discount Percentage	0% - 32.3%	Decrease

Share Valuation and Redemption Fees – The net asset value per share of each class of shares of CM Advisors Fund and CM Advisors Small Cap Value Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The net asset value per share of CM Advisors Fixed Income Fund is calculated on each business day by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Class and each Fund is equal to the net asset value per share, except that shares of each Class of CM Advisors Fund and CM Advisors Small Cap Value Fund are subject to a redemption fee of 1% payable to the applicable Fund, if redeemed within 180 days of the date of purchase. No redemption fee, however, will be imposed on the exchange of shares of CM Advisors Fund or CM Advisors Small Cap Value Fund for shares of another Fund within the Trust. Shares of CM Advisors Fixed Income Fund are not subject to a redemption fee.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

During the periods ended August 31, 2014 and February 28, 2014, proceeds from redemption fees were as follows:

	Six Months Ended August 31, 2014	Year Ended February 28, 2014
CM Advisors Fund - Class I	$151	$638
CM Advisors Fund - Class R	$—	$158
CM Advisors Small Cap Value – Class I	$101	$63

There were no redemption fees for Class R shares of CM Advisors Small Cap Value Fund during the periods ended August 31, 2014 and February 28, 2014.

Investment Transactions and Investment Income – Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the effective interest method. Gains and losses on securities sold are determined on a specific identification basis, which is the same basis used for federal income tax purposes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

Expenses – The Funds bear expenses incurred specifically on their behalf as well as a portion of general Trust expenses, which are allocated according to methods authorized by the Board of Trustees.

Allocation Between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of CM Advisors Fund and CM Advisors Small Cap Value Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of each Fund.

Dividends and Distributions – Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of each Fund. Distributions from capital gains, if any, are generally declared and distributed annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either temporary or permanent in nature and are primarily due to differing treatments of net short-term gains. Dividends and distributions are recorded on the ex-dividend date.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

The tax character of distributions paid during the periods ended August 31, 2014 and February 28, 2014 was as follows:

Years Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
CM Advisors Fund - Class I
August 31, 2014	$300,838	$—	$300,838
February 28, 2014	$—	$—	$—
CM Advisors Small Cap Value Fund - Class I
August 31, 2014	$—	$—	$—
February 28, 2014	$36,756	$560,899	$597,655
CM Advisors Small Cap Value Fund - Class C
August 31, 2014	$—	$—	$—
February 28, 2014	$393	$5,994	$6,387
CM Advisors Small Cap Value Fund - Class R
August 31, 2014	$—	$—	$—
February 28, 2014	$396	$6,039	$6,435
CM Advisors Fixed Income Fund
August 31, 2014	$821,859	$—	$821,859
February 28, 2014	$1,431,167	$40,832	$1,471,999

During the periods ended August 31, 2014 and February 28, 2014, no distributions were paid by Class R shares of CM Advisors Fund.

Option Transactions – The CM Advisors Fund and the CM Advisors Small Cap Value Fund may purchase and write (sell) put and call options on securities. By purchasing a put option on an individual stock, the Funds could hedge the risk of a general market decline. The value of the put option would be expected to rise as a result of a market decline and thus could offset all or a portion of losses resulting from declines in the prices of individual securities held by the Fund. However, option premiums tend to decrease over time as the expiration date nears. Therefore, because of the cost of the option (in the form of premium and transactions costs), the Fund would suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium. By purchasing a call option on a stock index, the Funds would attempt to participate in potential price increases of the underlying index, with results similar to those obtainable from purchasing a futures contract, but with risk limited to the cost of the option if stock prices fell. At the same time, the Funds would suffer a loss if stock prices do not rise sufficiently to offset the cost of the option.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

3. Federal Income Tax

It is each Fund's intention to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized gains are distributed in accordance with the Code. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2014:

	CM Advisors Fund	CM Advisors Small Cap Value Fund	CM Advisors Fixed Income Fund
Tax cost of portfolio investments	$116,406,340	$11,736,103	$121,286,972
Gross unrealized appreciation	$26,579,207	$2,218,339	$4,164,033
Gross unrealized depreciation	(5,705,297)	(487,524)	(123,157)
Net unrealized appreciation	20,873,910	1,730,815	4,040,876
Accumulated ordinary income (loss)	73,719	(28,939)	257,713
Capital loss carryforwards	(28,751,720)	—	—
Undistributed long-term gains	—	1,003,085	296,099
Other gains	9,330,294	1,291,999	276,213
Accumulated earnings	$1,526,203	$3,996,960	$4,870,901

The difference between the federal income tax cost of portfolio investments and the financial statement cost for CM Advisors Fund and CM Advisors Small Cap Value Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales and holdings classified as passive foreign investment companies (PFICs).

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses recognized after February 28, 2011 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Therefore, pre-enactment capital loss carryforwards are more likely to expire unused.

As of February 28, 2014, CM Advisors Fund had $28,751,720 of pre-enactment short-term capital loss carryforwards which expire February 28, 2018.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

The Funds recognize the benefits or expenses of uncertain tax positions only if the position is "more-likely-than-not" of being sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (tax years ended February 28, 2011 through February 28, 2014) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

4. Investment Transactions

During the six months ended August 31, 2014, cost of purchases and proceeds from sales of investment securities, other than short-term investments, options and U.S. government securities, were as follows:

	CM Advisors Fund	CM Advisors Small Cap Value Fund	CM Advisors Fixed Income Fund
Cost of purchases of investment securities	$27,488,710	$3,868,483	$—
Proceeds from sales of investment securities	$35,305,613	$3,150,632	$3,866,865

5. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
The Funds pay a monthly advisory fee to Van Den Berg Management I, Inc. (the "Advisor") based upon the average daily net assets of each Fund and calculated at the annual rate of 1.00% for CM Advisors Fund and CM Advisors Small Cap Value Fund, and 0.50% for CM Advisors Fixed Income Fund. The Advisor has entered into contractual agreements (the "Expense Limitation Agreements") with each Fund under which it has agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds' total operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 plan) to not more than 1.50% of the average daily net assets of CM Advisors Fund and CM Advisors Fixed Income Fund and not more than 1.25% of the average daily net assets of CM Advisors Small Cap Value Fund, each until July 1, 2015. There can be no assurance that the Expense Limitation Agreements will continue beyond July 1, 2015. Accordingly, during the six months ended August 31, 2014, with respect to CM Advisors Fund, the Advisor reimbursed the Fund for $13,371 of Class R expenses. During the six months ended August 31, 2014, with respect to CM Advisors Small Cap Value Fund, the Advisor waived its entire investment advisory fee of $67,384 and reimbursed the Fund for $15,372 of Class I expenses, $21,195 of Class C expenses and $9,667 of Class R expenses. During the six months ended August 31, 2014, there were no advisory fees waived or expenses reimbursed by the Advisor for CM Advisors Fixed Income Fund.

Certain Trustees and officers of the Trust are also officers of the Advisor.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

OTHER SERVICE PROVIDERS
Ultimus Fund Solutions, LLC ("Ultimus") provides fund administration, fund accounting, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for its services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds' portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the "Distributor"), the principal underwriter of the Funds' shares and an affiliate of Ultimus.

DISTRIBUTION AGREEMENT
Pursuant to the terms of a Distribution Agreement with the Trust, the Distributor serves as the Funds' principal underwriter. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor receives annual compensation from the Trust for such services, of which each Fund pays its proportionate share.

DISTRIBUTION PLAN
The Trust has adopted plans of distribution (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, which permit Class R shares of CM Advisors Fund and Class R shares of CM Advisors Small Cap Value Fund to directly incur or reimburse the Funds' principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plans is 0.25% of average daily net assets attributable to Class R shares. The Trust has not adopted a plan of distribution with respect to Class I shares of CM Advisors Fund or CM Advisors Small Cap Value Fund, or with respect to CM Advisors Fixed Income Fund.

During the six months ended August 31, 2014, Class R shares of CM Advisors Fund incurred distribution expenses of $254, and Class C and Class R shares of CM Advisors Small Cap Value Fund incurred distribution expenses of $543 and $213, respectively.

COMPENSATION OF TRUSTEES
Trustees and officers affiliated with the Advisor or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Advisor or Ultimus receives from the Trust an annual retainer of $10,000, paid quarterly, a fee of $2,000 per fund for attendance at each in-person meeting of the Board of Trustees and a fee of $500 per fund for attendance at each telephonic meeting of the Board of Trustees. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at Board or committee meetings.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

6. Derivatives Risk and Transactions

Investing in derivatives, including options, involves the risk of sustaining large and sudden losses. The use of derivatives by CM Advisors Fund and CM Advisors Small Cap Value Fund may reduce their returns and/or increase their volatility, and fluctuations in the value of a derivative may not correlate perfectly with the overall securities markets.

The locations in the Statements of Assets and Liabilities of the derivative positions of CM Advisors Fund and CM Advisors Small Cap Value Fund are as follows:

CM Advisors Fund

		Fair Value		Gross Notional Amount Outstanding August 31, 2014	Average Monthly Notional Amount During the Six Months Ended August 31, 2014
Type of Derivative	Location	Asset Derivatives	Liability Derivatives
Index put options purchased	Investments in securities at value	$1,032,676	$—	$94,180,066	$30,744,945

CM Advisors Small Cap Value Fund

		Fair Value		Gross Notional Amount Outstanding August 31, 2014	Average Monthly Notional Amount During the Six Months Ended August 31, 2014
Type of Derivative	Location	Asset Derivatives	Liability Derivatives
Index put options purchased	Investments in securities at value	$98,088	$—	$6,818,760	$2,219,588

There were no option contracts written by the Funds during the six months ended August 31, 2014.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

Transactions in derivative instruments for CM Advisors Fund and CM Advisors Small Cap Value Fund during the six months ended August 31, 2014 are recorded in the following locations in the Statements of Operations:

CM Advisors Fund

Type of Derivative	Location	Realized Gains (Losses)	Location	Change in Unrealized Appreciation/ Depreciation
Option contracts	Net realized gains from option contracts	$156,946	Net change in unrealized appreciation/depreciation on option contracts	$(470,697)

CM Advisors Small Cap Value Fund

Type of Derivative	Location	Realized Gains (Losses)	Location	Change in Unrealized Appreciation/ Depreciation
Option contracts	Net realized gains from option contracts	$—	Net change in unrealized appreciation/depreciation on option contracts	$(39,670)

CM Advisors Fixed Income Fund did not hold any derivative instruments as of or during the six months ended August 31, 2014.

7. Capital Share Transactions

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for CM Advisors Fund and CM Advisors Small Cap Value Fund are the result of the following capital share transactions for the periods shown:

	Six Months Ended August 31, 2014	Year Ended February 28, 2014
CM Advisors Fund - Class I
Shares sold	276,325	1,171,982
Shares reinvested	20,389	—
Shares redeemed	(404,769)	(1,779,274)
Net decrease in shares outstanding	(108,055)	(607,292)
Shares outstanding, beginning of period	9,991,406	10,598,698
Shares outstanding, end of period	9,883,351	9,991,406

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

	Six Months Ended August 31, 2014	Year Ended February 28, 2014
CM Advisors Fund - Class R
Shares sold	2,098	3,314
Shares redeemed	(713)	(2,069)
Net increase in shares outstanding	1,385	1,245
Shares outstanding, beginning of period	14,324	13,079
Shares outstanding, end of period	15,709	14,324

CM Advisors Small Cap Value Fund - Class I
Shares sold	63,256	42,656
Shares reinvested	—	47,927
Shares redeemed	(24,827)	(85,375)
Net increase in shares outstanding	38,429	5,208
Shares outstanding, beginning of period	991,767	986,559
Shares outstanding, end of period	1,030,196	991,767

CM Advisors Small Cap Value Fund - Class C
Shares reinvested	—	520
Shares redeemed	(10,541)	—
Net increase (decrease) in shares outstanding	(10,541)	520
Shares outstanding, beginning of period	10,541	10,021
Shares outstanding, end of period	—	10,541

CM Advisors Small Cap Value Fund - Class R
Shares sold	2,512	1,359
Shares reinvested	—	517
Shares redeemed	—	(22,014)
Net increase (decrease) in shares outstanding	2,512	(20,138)
Shares outstanding, beginning of period	11,408	31,546
Shares outstanding, end of period	13,920	11,408

8. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund's net asset value per share. From time to time, a particular set of circumstances may affect this sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Funds' portfolios will be adversely affected. As of August 31, 2014, CM Advisors Small Cap Value Fund had 32.0% of the value of their net assets invested in stocks within the Industrials sector.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

9. Contingencies and Commitments

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

10. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of the financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

CM Advisors Family of Funds
About Your Funds' Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. Ongoing costs, which are deducted from each Fund's gross income, directly reduce the investment return of the Funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (March 1, 2014) and held until the end of the period (August 31, 2014).

The table below illustrates each Fund's costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the ongoing costs that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading "Expenses Paid During Period."

Hypothetical 5% return – This section is intended to help you compare the Funds' ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not impose any sales loads. However, a redemption fee of 1% is charged on the sale of each class of shares of CM Advisors Fund and CM Advisors Small Cap Value Fund within 180 days of the date of their purchase.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds' expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.

CM Advisors Family of Funds
About Your Funds' Expenses (Unaudited) (Continued)

CM Advisors Fund - Class I

	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,015.30	$6.55
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.70	$6.56

*	Expenses are equal to the annualized expense ratio of 1.29% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CM Advisors Fund - Class R

	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,012.50	$8.88
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.38	$8.89

*	Expenses are equal to the annualized expense ratio of 1.75% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CM Advisors Small Cap Value Fund - Class I

	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,003.90	$6.31
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.90	$6.36

*	Expenses are equal to the annualized expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CM Advisors Small Cap Value Fund - Class R

	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,002.30	$7.57
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.64	$7.63

*	Expenses are equal to the annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CM Advisors Family of Funds
About Your Funds' Expenses (Unaudited) (Continued)

CM Advisors Fixed Income Fund

	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,007.40	$3.90
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.32	$3.92

*	Expenses are equal to the annualized expense ratio of 0.77% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CM Advisors Family of Funds
Other Information (Unaudited)

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-859-5856. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC's website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC's website at http://www.sec.gov.

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CM Advisors Fund
CM Advisors Small Cap Value Fund and
CM Advisors Fixed Income Fund
are each a series of
 CM Advisors Family of Funds

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246-0707	Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors) 805 Las Cimas Parkway, Suite 430 Austin, Texas 78746

Toll-Free Telephone:	Toll-Free Telephone:
1-888-859-5856	1-888-859-5856

World Wide Web @:
www.cmadvisorsfunds.com

Investment in the Funds is subject to investment risks, including the possible loss of some or all of the principal amount invested. No investment strategy works all the time, and past performance is not necessarily indicative of future performance.

The performance information quoted in this report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. A redemption fee of 1% of the amount redeemed is imposed on redemptions of Fund shares for CM Advisors Fund and CM Advisors Small Cap Value Fund occurring within 180 days following the purchase of such shares.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.cmadvisorsfunds.com or by calling Shareholder Services at 1-888-859-5856. The prospectus should be read carefully before investing.

For More Information on your CM Advisors Family of Funds:

See Our Web site @ www.cmadvisorsfunds.com or

Call Our Shareholder Services Group Toll-Free at 1-888-859-5856

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CM Advisors Family of Funds

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	November 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	November 5, 2014

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Treasurer

Date	November 5, 2014

* Print the name and title of each signing officer under his or her signature.